Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Text Block]
INVENTORIES

Inventories consist of the following:

	December 31,
	2014	2013
Components, spare parts	4,225	3,650
Work-in-progress	832	876
Finished goods	1,591	910
Total gross inventories	6,648	5,436
Less: provision for slow-moving inventory	(741)	(737)
Total	5,908	4,698

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to a cost of Euros 34 thousand for the year ended December 31, 2014, and an income of Euros 162 thousand and Euros 186 thousand for the years ended December 31, 2013 and 2012, respectively.